Note 3 - Securities (Detail) - Gross Unrealized Gains and Losses on Available-For-Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 5,689,766	$ 5,465,071
Available-for-sale securities gross unrealized losses	87,701	13,509
US Government Agencies Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	68,479	16,318
Available-for-sale securities gross unrealized losses	3,230	1,795
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	2,863,159	2,855,507
Available-for-sale securities gross unrealized losses	66,701	4,034
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	2,732,160	2,570,111
Available-for-sale securities gross unrealized losses	17,770	7,680
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 25,968	$ 23,135